Borrowings - Other short-term borrowings - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term debt
Other borrowings	$ 0	$ 42,000
Balance outstanding at the end of the period	0	42,000
Maximum aggregate balance outstanding at any month-end	160,000,000	186,200,000
Average monthly aggregate balance outstanding	$ 8,703,000	$ 27,833,000
Weighted average interest rate for the year	2.50%	2.04%
Weighted average interest rate at December 31	1.85%	2.53%